Report of Independent Registered
Public Accounting Firm


Shareholders and Board of Trustees
The Pre-IPO and Growth Fund


In planning and performing our audit of
the consolidated financial statements of
The Pre-IPO and Growth Fund (the
Fund) as of March 31, 2026 and for the
period from January 22, 2026
(commencement of operations) through
March 31, 2026 in accordance with the
standards of the Public Company
Accounting Oversight Board (United
States) (PCAOB), we considered the
Fund's internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing our auditing procedures for
the purpose of expressing our opinion
on the consolidated financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A Fund company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of consolidated financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A company's internal control over financial reporting includes those policies and procedures that (a) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (b) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (c) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the consolidated financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB.



However, we identified the following
deficiency in the Fund's internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above.

Internal controls over the calculation of the Fund's expense and net investment loss ratios in the consolidated financial highlights were not operating effectively to ensure the accuracy of the calculation of the ratios, and appropriate presentation in the consolidated financial statements.

Management has developed a plan to
enhance the Fund's controls and
remediate the material weakness
described above. Management will
enhance the controls to calculate and
review financial highlight ratios to
ensure they are calculated accurately
and presented in the financial
statements in accordance with GAAP.
We have not performed any procedures
to assess this proposed corrective
action, including its sufficiency in
addressing the material weakness
described above.

This report is intended solely for the
information and use of management and
the Board of Trustees of the Fund and
the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone other
than these specified parties.


/s/ RSM US LLP

Boston, Massachusetts
July 29, 2026

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